Income Tax (Details) - Schedule of Reconciliation of the Federal Income Tax Rate	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliation Of The Federal Income Tax Rate Abstract
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Change in fair value of warrants					(14.10%)	(26.90%)
Transaction costs associated with the Initial Public Offering					0.00%	1.90%
Change in fair value of convertible promissory note – related party					(1.70%)	0.00%
Change in valuation allowance					1.90%	4.00%
Income tax provision					7.10%	0.00%